INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details 3) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of investments in associates and joint ventures [Line Items]
Balance at the beginning of the year		$ 865,410
Participation in Other Comprehensive Income		37,249	$ 25.2		$ 302,207	$ 278,559
Year-end balance		117,191			281,237
Joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Balance at the beginning of the year		281,237			282,222	177,103
Participation in the profit or loss of the period		1,615			(7,102)	108,835
Participation in Other Comprehensive Income		(7)			(2,112)	1,538
Dividends received		0			0	(6,460)
Capitalization		87			17,282	0
Allowance for Impairment	[2]	(140,691)			(5,892)	0
Transfers / Reclassification		(12,405)			(3,569)	1,206
Exchange difference		0			408	0
Balance acquired in business combination		(12,645)			0	0
Year-end balance		117,191			281,237	282,222
Associates [member]
Disclosure of investments in associates and joint ventures [Line Items]
Balance at the beginning of the year		865,410			645,377	540,082
Acquisitions		0			16	0
Gain in non-monetary transactions	[3]	0			195,514	0
Participation in the profit or loss of the period		170,349			147,867	121,563
Participation in Other Comprehensive Income		1,135			(17,949)	30,426
Dividends received		(107,812)			(96,375)	(39,188)
Capitalization reductions		0			(4,746)
Allowance for Impairment		0			(4,027)	0
Transfers / Reclassification		0			0	(6,524)
Exchange difference		(3,259)			(267)	(982)
Year-end balance		$ 925,823			$ 865,410	$ 645,377

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.
[2]	Impairment of the investment in the Concesionaria Conjunto Ruta del Sol S.A.S joint businesses (CRDS).
[3]	Since November 30, 2016, Grupo Aval has significant influence on Credibanco. On August 26, 2016 Credibanco’s General Shareholders Meeting agreed to transform the society from a non-profit organization to a Limited Liability Company, which is now accounted for as an associate.